22. Stock-based Compensation (Details - Option Activity) - Options [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Shares
Outstanding at the beginning of the period (in shares)	550,760	635,488	254,290
Granted (in shares)	325,300	268,491	465,211
Exercised (in shares)	0	(1,000)	(788)
Forfeited (in shares)	(374,800)	(352,218)	(83,225)
Outstanding at the end of the period (in shares)	501,260	550,760	635,488
Vested and exercisable at the end of the period (in shares)	113,500
Expected to vest at the end of the period (in shares)	249,681
Weighted-Average Exercise Price Per Share
Outstanding at the beginning of the period (in dollars per share)	$ 82	$ 145	$ 84
Granted (in dollars per share)	4	47	181
Exercised (in dollars per share)		49	37
Forfeited (in dollars per share)	36	169	164
Outstanding at the end of the period (in dollars per share)	66	$ 82	$ 145
Vested and exercisable at the end of the period (in dollars)	49
Expected to vest at the end of the period (in dollars)	$ 18
Weighted-Average Remaining Contractual Term
Weighted Average Remaining Contractual Life	7 years 11 days	7 years 4 months 24 days	7 years 10 months 6 days
Vested and exercisable at the end of the period	10 years 1 month 6 days
Expected to vest at the end of the period	8 years 2 months 8 days
Aggregate Intrinsic Value
Aggregate Intrinsic Value	$ 769	$ 60,032	$ 87,401	$ 30,302
Vested and exercisable at year end	79
Expected to vest at year end	$ 248